CAPITALIZATION	12 Months Ended
Feb. 02, 2018
Equity [Abstract]
CAPITALIZATION
CAPITALIZATION

On June 26, 2017, the stockholders of the Company voted at the Company’s 2017 annual meeting of stockholders to adopt an amendment to the Company’s certificate of incorporation to increase (1) the total authorized number of shares of the Company’s capital stock, including preferred stock, from 2,144,025,308 shares to 9,144,025,308 shares, (2) the total authorized number of shares of the Company’s common stock from 2,143,025,308 shares to 9,143,025,308 shares and (3) the total authorized number of shares of the Company’s Class C Common Stock from 900,000,000 shares to 7,900,000,000 shares, in each case representing an increase of seven billion shares. A certificate of amendment to the Company’s certificate of incorporation effectuating the amendment was filed with the Secretary of State of the State of Delaware on June 29, 2017 and became effective on that date.

The following table summarizes the Company's authorized, issued, and outstanding common stock as of the dates indicated:

	Authorized	Issued	Outstanding
	(in millions of shares)
Common stock as of February 3, 2017
Class A	600	410	410
Class B	200	137	137
Class C	900	22	22
Class D	100	—	—
Class V	343	223	209
	2,143	792	778

Common stock as of February 2, 2018
Class A	600	410	410
Class B	200	137	137
Class C	7,900	24	23
Class D	100	—	—
Class V	343	223	199
	9,143	794	769

Preferred Stock — The Company is authorized to issue one million shares of preferred stock, par value $.01 per share. As of February 2, 2018, no shares of preferred stock were issued or outstanding.

Common Stock

DHI Group Common Stock and DHI Group— The Class A Common Stock, the Class B Common Stock, the Class C Common Stock, and the Class D Common Stock are collectively referred to as the DHI Group Common Stock. The par value for all classes of DHI Group Common Stock is $.01 per share. The Class A Common Stock, the Class B Common Stock, the Class C Common Stock, and the Class D Common Stock share equally in dividends declared or accumulated and have equal participation rights in undistributed earnings. The DHI Group generally refers to the direct and indirect interest of Dell Technologies in all of Dell Technologies' business, assets, properties, liabilities, and preferred stock other than those attributable to the Class V Group, as well as the DHI Group's retained interest in the Class V Group.

Of the 164 million shares of DHI Group Common Stock issued during the fiscal year ended February 3, 2017 (other than in connection with the reclassification of the previously outstanding Series A, Series B, and Series C common stock of the Company), 160 million shares were issued in connection with the EMC merger transaction. The Company issued and sold the following shares of DHI Group Common Stock at a purchase price of $27.50 per share to the persons identified below for an aggregate purchase price of $4.4 billion, pursuant to four separate common stock purchase agreements:

•	86,909,091 shares of Class A Common Stock to Michael S. Dell and a separate property trust for the benefit of his wife

•	16,104,050 shares of Class A Common Stock to investment funds affiliated with MSD Partners, L.P.

•	38,805,040 shares of Class B Common Stock to investment funds affiliated with Silver Lake Partners

•	18,181,818 shares of Class C Common Stock to Temasek Holdings Private Limited

The Company applied the proceeds from the sale of the shares to finance a portion of the consideration for the EMC merger transaction.

Class V Common Stock and Class V Group — In connection with the EMC merger transaction, the Company authorized 343 million shares of Class V Common Stock. The Class V Common Stock is a type of common stock commonly referred to as a tracking stock, which is a class of common stock that is intended to track the economic performance of a defined set of assets and liabilities. As of February 2, 2018, the 199 million shares of outstanding Class V Common Stock were intended to track the economic performance of approximately 61% of Dell Technologies' economic interest in the Class V Group. The Class V Group as of such date consisted solely of approximately 331 million shares of VMware, Inc. common stock held by the Company. The remaining 39% economic interest in the Class V Group as of February 2, 2018 was represented by the approximately 127 million retained interest shares held by the DHI Group.

Repurchases of Common Stock; Treasury Stock

Class V Common Stock Repurchases by Dell Technologies Inc. — On September 7, 2016, the board of directors of the Company approved a stock repurchase program (the "DHI Group Repurchase Program") under which the Company is authorized to use assets of the DHI Group to repurchase up to $1.0 billion of shares of Class V Common Stock over a period of two years. During the fiscal year ended February 3, 2017, the Company repurchased 7 million shares of Class V Common Stock for $324 million using cash of the DHI Group. Shares repurchased under the DHI Group Repurchase Program are being held as treasury stock at cost. On December 13, 2016, the board of directors approved the suspension of the DHI Group Repurchase Program until such time as the board of directors authorizes the reinstatement of that program. As of February 2, 2018, the Company's remaining authorized amount for share repurchases under the DHI Group Repurchase Program was $676 million. As cash of the DHI Group was used for Class V Common Stock repurchases under the DHI Group Repurchase Program, these repurchased shares were attributed to the DHI Group for the purposes of determining the DHI Group's retained interest in the Class V Group. As a result, the number of retained interest shares of the DHI Group, which, together with the number of shares of Class V Common Stock outstanding, are used to calculate such retained interest, increased on a one-for-one basis for each share of Class V Common Stock repurchased under the program.

On December 13, 2016, the board of directors approved a stock repurchase program (the "Class V Group Repurchase Program") which authorized the Company to use assets of the Class V Group to repurchase up to $500 million of shares of Class V Common Stock over a period of six months. During the fiscal year ended February 2, 2018, the Company repurchased 1.3 million shares of Class V Common Stock for $82 million pursuant to and in completion of this initial authorization. The Company repurchased a total of 8.4 million shares under this initial authorization, including shares repurchased during the fiscal year ended February 3, 2017.

On March 27, 2017 and August 18, 2017, the board of directors approved two amendments of the Class V Group Repurchase Program (the "March 2017 Class V Group Repurchase Program" and the “August 2017 Class V Group Repurchase Program,” respectively) which, when combined, authorized the Company to use assets of the Class V Group to repurchase up to an additional $600 million of shares of Class V Common Stock over additional six month periods from the respective board approval dates. On May 9, 2017, the Company completed the March 2017 Class V Group Repurchase Program, pursuant to which it repurchased 4.6 million shares of Class V Common Stock for $300 million. On October 31, 2017, the Company completed the August 2017 Class V Group Repurchase Program, pursuant to which it repurchased 3.8 million shares of Class V Common Stock for $300 million.

The following table presents the repurchase activity with respect to the Class V Common Stock for the fiscal year ended February 2, 2018, and the attribution of the Class V Group between the Class V Common Stock and the DHI Group's retained interest as of the dates indicated:

	Class V Common Stock		DHI Group Retained Interest
	Shares of Class V Common Stock	Interest in Class V Group	Retained Interest Shares	Interest in Class V Group

As of September 7, 2016	223	65%	120	35%
DHI Group Repurchase Program	(7)		7
Class V Group Repurchase Program	(7)		—
As of February 3, 2017	209	62%	127	38%
Repurchases of Class V Common Stock	(10)		—
As of February 2, 2018	199	61%	127	39%

All shares of Class V Common Stock repurchased by the Company pursuant to the repurchase programs are held as treasury stock at cost. The repurchase of shares pursuant to the Class V Group repurchase programs was funded from proceeds received by the Class V Group from the sale by a subsidiary of the Company of shares of Class A common stock of VMware, Inc. owned by such subsidiary, as described below under "Class A Common Stock Repurchases by VMware, Inc." Share repurchases made by VMware, Inc. of its Class A common stock from a subsidiary of the Company do not affect the determination of the respective interests of the Class V Common Stock and the DHI Group in the Class V Group. See Exhibit 99.2 to the Current Report on Form 8-K filed by the Company with the SEC on August 6, 2018 for more information regarding Unaudited Attributed Financial Information for the Class V Group.

Class A Common Stock Repurchases by VMware, Inc. — On December 15, 2016, the Company entered into a stock purchase agreement with VMware, Inc. (the "December 2016 Stock Purchase Agreement"), pursuant to which VMware, Inc. agreed to repurchase for cash $500 million of shares of VMware, Inc. Class A common stock from a subsidiary of the Company. During the fiscal year ended February 2, 2018, VMware, Inc. repurchased 1.4 million shares for $125 million pursuant to and in completion of the December 2016 Stock Purchase Agreement. VMware, Inc. repurchased a total of 6.2 million shares under this agreement, including shares repurchased during the fiscal year ended February 3, 2017. The Company applied the proceeds from the sale to the repurchase of shares of its Class V Common Stock under the Class V Group Repurchase Program described above. All shares repurchased under VMware, Inc.'s stock repurchase programs are retired.

In January 2017 and August 2017, VMware, Inc.'s board of directors authorized the repurchase of up to $2.2 billion of shares of VMware, Inc. Class A common stock (the "January 2017 Authorization" for up to $1.2 billion through the end of Fiscal 2018, and the "August 2017 Authorization" for up to $1.0 billion through August 31, 2018). On March 29, 2017 and August 23, 2017, the Company entered into two new stock purchase agreements with VMware, Inc. (the "March 2017 Stock Purchase Agreement" and the "August 2017 Stock Purchase Agreement," respectively), pursuant to which VMware, Inc. agreed to repurchase for cash a total of $600 million of shares of VMware, Inc. Class A common stock from a subsidiary of the Company. VMware, Inc. repurchased approximately 6.1 million shares of Class A common stock, consisting of 3.4 million shares pursuant to the March 2017 Stock Purchase Agreement and 2.7 million shares pursuant to the August 2017 Stock Purchase Agreement. The proceeds from the sales were applied by the Company to the repurchase of shares of the Class V Common Stock under the March 2017 and August 2017 Class V Group Repurchase Programs described above. As of November 3, 2017, the sale transactions under the March 2017 and August 2017 Stock Purchase Agreements were completed. The purchase prices of the 3.4 million shares and 2.7 million shares repurchased by VMware, Inc. were each based on separate volume-weighted average per share prices of the Class A common stock as reported on the New York Stock Exchange during separate specified reference periods, less a discount of 3.5% from the respective volume-weighted average per share price.

During the fiscal year ended February 2, 2018, VMware, Inc. repurchased 6.4 million shares of Class A common stock in the open market for $724 million.

As of February 2, 2018, the cumulative authorized amount remaining for share repurchases by VMware, Inc. was $876 million, which represents the $2.2 billion authorized since January 2017, less $600 million of the Class A common stock repurchases from a subsidiary of the Company during the fiscal year ended February 2, 2018, and less $724 million of the Class A common stock repurchases in the open market during the fiscal year ended February 2, 2018.

DHI Group Common Stock Repurchases — During the fiscal years ended February 2, 2018 and February 3, 2017, the Company repurchased an immaterial number of shares of DHI Group Common Stock for approximately $6 million and $10 million, respectively.